INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
12.	INCOME TAXES

Income (loss) before income tax consisted of:

	Year Ended December 31,
	2019	2018	2017
Macau operations	$181,579	$137,918	$83,201
Hong Kong and other jurisdictions operations	(137,548)	(158,119)	(159,877)

Income (loss) before income tax	$44,031	$(20,201)	$(76,676)

The income tax expense (credit) consisted of:

	Year Ended December 31,
	2019	2018	2017
Under provision of income taxes in prior years:
Macau Complementary Tax	$—	$86	$—

Income tax expense (credit) - deferred:
Macau Complementary Tax	402	458	(239)

Total income tax expense (credit)	$402	$544	$(239)

A reconciliation of the income tax expense (credit) from income (loss) before income tax per
the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income tax	$44,031	$(20,201)	$(76,676)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	5,284	(2,424)	(9,201)
Under provision in prior years	—	86	—
Effect of income for which no income tax expense is payable	—	(177)	—
Effect of expenses for which no income tax benefit is receivable	17,438	20,001	20,190
Effect of profits exempted from Macau Complementary Tax	(42,203)	(35,698)	(29,833)
Changes in valuation allowances	5,017	(1,456)	17,993
Expired tax loss es	14,866	20,212	612

Income tax expense (credit)	$402	$544	$(239)

Studio City International and certain of its subsidiaries are exempt from tax in the Cayman Islands or BVI, where they are incorporated. The remaining subsidiaries of Studio City International incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2019, 2018 and 2017.
Macau Complementary Tax and Hong Kong Profits Tax are provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2019, 2018 and 2017, if applicable.
Pursuant to the approval notice issued by the Macau government in January 2017, one of the Studio City International’s subsidiaries in Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax.

During the years ended December 31, 2019 and 2018, had the Company not received the income tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements, the Company’s consolidated net income attributable to Studio City International Holdings Limited for the year ended December 31, 2019 would have been decreased by $32,467 and diluted net income attributable to Studio City International Holdings Limited per Class A ordinary share would have been decreased by $0.134 per share, and the Company’s consolidated net loss attributable to Studio City International Holdings Limited for the years ended December 31, 2018 and 2017 would have been increased
by $33,835 and $29,833,
and diluted net

loss attributable to Studio City International Holdings Limited per Class A ordinary share would have been increased by $0.177 and $0.165 per share, respectively.
The effective tax rates for the years ended December 31, 2019, 2018 and 2017 were 0.9%, (2.7)% and 0.3%, respectively. Such rates differ from the statutory Macau Complem
e
ntary Tax rate of 12% primarily due to the effect of profits exempted from Macau Complementary Tax, the effect of expired
tax
loss
es
, the effect of changes in valuat
i
on allowances and the effect of
expenses for which no income tax
benefit is
receivable for the years ended December 31, 2019, 2018 and 2017.
The net deferred tax liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018
Deferred tax assets
Net operating losses carried forward	$45,658	$44,237
Depreciation and amortization	18,166	14,101
Lease liabilities	1,754	—

Sub-total	65,578	58,338

Valuation allowances	(63,869)	(58,338)

Total deferred tax assets	1,709	—

Deferred tax liabilities
Right- of- use assets	(1,709)	—
Unrealized capital allowances	(1,453)	(1,044)

Total deferred tax liabilities	(3,162)	(1,044)

Deferred tax liabilities, net	$(1,453)	$(1,044)

As of December 31, 2019 and 2018, valuation allowances of $63,869 and $58,338 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2019, adjusted operating tax losses carry forward, amounting to $111,823, $135,237 and $133,424 will expire in 2020, 2021 and 2022, respectively. Adjusted operating tax losses carried forward of $123,886 expired during the year ended December 31, 2019.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted
statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of Studio City International available for distribution to Studio City International of approximately $982,864 and $631,174 as at December 31, 2019 and 2018,
respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Studio City International. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Studio City International would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $117,944 and $75,741 as at December 31, 2019 and 2018, respectively.
The Company concluded that there were no significant uncertain tax positions requiring recognition in the accompanying consolidated financial statements for the years ended December 31, 2019, 2018 and 2017 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2019 and 2018, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Income tax returns of Studio City
International’s
subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.